Property, and Equipment, net - Summary of Property and Equipment Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment, gross	¥ 152,980		¥ 123,729
Less: accumulated depreciation and amortization	(90,652)		(72,856)
Property and equipment, net	62,328	$ 9,065	50,873
Computers
Property, Plant and Equipment [Line Items]
Property, equipment, gross	80,667		73,292
Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property, equipment, gross	4,121		4,072
Vehicles
Property, Plant and Equipment [Line Items]
Property, equipment, gross	4,291		3,772
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, equipment, gross	¥ 63,901		¥ 42,593